Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 10.  Income Taxes

Income before income taxes for each of the two years in the period ended December 31, 2025 was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2025	2024
Current:
Federal	$-	$-
State	87	109
Total current income taxes	87	109
Deferred:
Federal	-	-
State	(5)	(19)
Total deferred income taxes	(5)	(19)
Total provision for income taxes	$82	$90

The Company’s effective tax rate differs from that derived by applying the applicable federal and state income tax rates for the years ended December 31, 2025 and 2024 as follows:

	2025		2024
	Amount	Percent	Amount	Percent

(Loss) income before taxes	$(17)		$1,042

U.S. federal (benefit) tax at statutory rate	(4)	(21.0)%	219	21.0%
State income taxes, net of federal income tax effect (1)	72	423.5%	61	5.9%
Nondeductible items
Club dues	1	5.9%	1	0.1%
Federal insurance contribution act credit	40	235.3%	39	3.7%
Available federal tax credit	(191)	(1123.5)%	(186)	(17.9)%
Changes in valuation allowance	606	3564.7%	63	6.0%
Other reconciling items	(442)	(2600.0)%	(107)	(10.3)%
Provision for income taxes	$82	484.9%	$90	8.6%

(1) State income taxes for Pennsylvania are greater than 50% of total state income taxes for both 2025 and 2024.

The Company paid net income tax payments for the years ended December 31, 2025 and 2024 as follows:

	2025	2024

Federal	$-	$-
State:
Pennsylvania	53	33
New Jersey	17	3
Connecticut	5	1
West Virginia	-	14
Other	18	3
	$93	$54

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2025 and 2024 are as follows (in thousands):

	2025	2024
Deferred tax assets:
Accounts receivable, credit losses	$60	$65
Reserves not deductible until paid	156	122
Net operating loss carryforwards
Federal	1,568	1,270
State	657	592
Federal tax credit	1,638	1,408
Operating lease liabilities	361	351
Section 163(j) business interest expense carryforward	897	857
Other	84	126
Gross deferred tax assets	5,421	4,791
Less valuation allowance	(3,631)	(3,018)
Deferred tax assets net of valuation allowance	$1,790	$1,773

Deferred tax liabilities:
Property and equipment	$(1,397)	$(1,395)
Operating lease right of use assets	(361)	(351)
Gross deferred tax liabilities	$(1,758)	$(1,746)
Net deferred tax asset	$32	$27

The $1.8 million of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the $1.8 million of deferred tax assets. Avalon has not provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the $3.6 million valuation allowance as of December 31, 2025, would be reversed as a benefit to the provision for income taxes in the period such determination was made.

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before 2022. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no accruals for the payment of interest and penalties for 2025 and 2024.

Avalon made net income tax payments of approximately $93,000 and $54,000 in 2025 and 2024, respectively. At December 31, 2025, Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately $7.5 million which are available to offset future federal taxable income. Legislation under the Tax Act allows for corporations to carryforward net operating losses generated beginning in 2018 indefinitely.  Net operating losses generated in 2018 may offset 80% of future taxable income. Of the $7.5 million taxable loss carryforwards, $2.1 million is carryforward indefinitely to offset 80% of future taxable income. Net operating losses generated prior to 2018 expire in 2026 through 2037. In addition, at December 31, 2025, certain subsidiaries of Avalon have net operating loss carryforwards for state purposes of approximately $18.3 million which are available to offset future state taxable income. These carryforwards expire at various dates through 2042. A valuation allowance has been provided because it is more likely than not that the deferred tax assets relating to certain federal and state loss carryforwards will not be realized.

The One Big Beautiful Bill Act (the “OBBBA”) was signed into law on July 4, 2025.  The OBBBA contains numerous business tax provisions, including business extenders made permanent such as restoration of 100% bonus depreciation, IRC Section 174 expensing for US-based research, and the EBITDA based business interest expense limitation under IRC Section 163(j). The net impact of these tax law changes was not material to the consolidated financial statements.